UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21581
JPMorgan Securities Lending Collateral Investment Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Gregory L. Pickard, Esq. 73 Tremont Street Boston, Massachusetts 02108
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 623-0551

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Securities Lending Collateral Investment Fund

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Securities Lending Collateral Investment Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
MONEY MARKET INSTRUMENTS — 100.2%
Corporate Notes & Bonds — 10.8%
$9,000	BankBoston Corp., 3.17%, 08/24/05, FRN	$9,012
10,000	HSBC Finance Corp., 3.33%, 06/17/05, FRN	10,006
10,000	K2 (USA) LLC, 2.73%, 12/12/05, FRN (e)	9,998
10,000	Morgan Stanley, 2.93%, 08/15/05, FRN	10,006

	Total Corporate Notes & Bonds	39,022
Commercial Paper — 44.4% (n)
15,000	ASAP Funding Ltd., 2.85%, 05/04/05	14,961
7,000	CIT Group, Inc., 2.96%, 08/10/05	6,926
	Citigroup Global Markets Holdings, Inc.
4,000	2.57%, 06/02/05	3,982
10,000	2.68%, 11/28/05, VAR	10,000
12,000	Eureka Securitization, Inc.,3.02%, 06/20/05	11,920
14,000	FCAR Owner Trust, 2.44%, 05/03/05	13,970
	General Electric Capital Corp.
5,000	2.46%, 05/16/05	4,985
2,000	2.70%, 05/09/05	1,994
5,000	Goldman Sachs Group, 3.10%, 11/01/05	4,910
10,000	Macquarie Bank Ltd., 2.79%, 04/04/05	9,998
10,000	Natexis Banques, 2.79%, 05/03/05, VAR	10,000
15,000	Old Line Funding Corp., 2.79%, 04/22/05	14,976
10,000	Santander Hipano Finance Delaware, Inc., 2.57%, 06/01/05	9,957
12,000	Silver Tower U.S. Funding, 2.73%, 05/05/05	11,969
10,000	Skandinaviska Enskilda Banken, 2.93%, 08/03/05	9,900
4,214	UBS Finance Delaware LLC, 2.83%, 04/01/05	4,214
	Westlb
10,000	2.79%, 04/11/05	9,992
5,000	2.86%, 05/02/05	4,988

	Total Commercial Paper	159,642
Certificates of Deposit — 3.3%
12,000	Depfa Bank plc, 2.75%, 05/02/05
		12,000
Repurchase Agreements — 41.7%
75,000	Greenwich Capital Markets, Inc., 2.90%, dated 03/31/05, due 04/01/05, repurchase price $75,006, collateralized by mortgage backed securities.	75,000
75,000	Morgan Stanley & Co., Inc., 2.90%, dated 03/31/05, due 04/01/05, repurchase price $75,006, collateralized by mortgage backed securities.	75,000

	Total Repurchase Agreements	150,000

Total Investments — 100.2%
(Amortized Cost $360,664)		360,664
Other Liabilities in Excess of Assets — (0.2)%		(661)
Net Assets — 100.0%		$360,003

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional
buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(n)	The rate shown is the effective yield at the date of purchase.

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Securities Lending Collateral Investment Trust

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
May 26, 2005